Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2026
1
Shares Security Description Value
Common Stock - 95.8%
Belgium - 0.5%
13,500 D'ieteren Group
(a)
$ 2,468,549
Canada - 0.6%
122,800 Lundin Mining Corp. 3,062,276
Chile - 1.3%
275,167,800 Latam Airlines Group SA 6,776,259
China - 2.0%
268,800 Alibaba Group Holding, Ltd. 4,079,376
790,500 Ping An Insurance Group Co. of
China, Ltd. 5,993,371
10,072,747
France - 6.2%
153,100 Cie Generale des Etablissements
Michelin SCA 5,165,482
39,907 IPSOS SA 1,551,696
56,776 Publicis Groupe SA 4,648,843
45,600 Sanofi SA 4,359,904
51,491 Teleperformance SE 2,992,459
77,200 TotalEnergies SE 7,219,732
39,553 Vinci SA 5,867,821
31,805,937
Germany - 5.7%
135,400 Daimler Truck Holding AG 6,490,143
118,200 Deutsche Post AG 6,113,812
131,979 Deutsche Telekom AG 4,873,907
19,200 Hannover Rueck SE 5,943,105
9,300 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 5,798,230
29,219,197
Hong Kong - 1.2%
576,800 AIA Group, Ltd. 6,241,580
Ireland - 4.1%
1,036,300 Greencore Group PLC 3,326,245
33,900 Jazz Pharmaceuticals PLC
(a)
6,408,795
227,600 Ryanair Holdings PLC 6,279,517
126,652 Smurfit Westrock PLC 5,047,082
21,061,639
Italy - 2.0%
300,400 Eni SpA 8,628,352
4,371,673 TREVI - Finanziaria Industriale
SpA
(a)
1,652,331
10,280,683
Shares Security Description Value
Japan - 9.7%
355,100 Daicel Corp. $ 2,742,037
595,000 ITOCHU Corp. 7,402,587
290,200 KDDI Corp. 4,980,056
61,500 Macnica Holdings, Inc. 895,345
283,700 Marubeni Corp. 10,042,699
396,000 Mitsubishi UFJ Financial Group, Inc. 6,487,508
221,400 ORIX Corp. 6,426,954
224,000 Sony Group Corp. 4,529,259
172,200 Takeda Pharmaceutical Co., Ltd. 6,145,621
49,652,066
Netherlands - 1.5%
164,200 Koninklijke Ahold Delhaize NV 7,646,664
Norway - 3.8%
202,596 DNB Bank ASA 6,302,029
166,137 SpareBank 1 Sor-Norge ASA 3,611,711
158,654 Sparebanken Norge 3,269,129
107,200 Yara International ASA 6,244,080
19,426,949
Puerto Rico - 1.6%
61,300 Popular, Inc. 8,224,621
Russia - 0.0%
3,148,600 Alrosa PJSC
(a)(b)
387
Singapore - 1.1%
195,650 United Overseas Bank, Ltd. 5,577,174
South Korea - 9.8%
26,700 F&F Co., Ltd./New 1,068,593
12,400 HD Hyundai Electric Co., Ltd. 6,735,742
61,100 Kia Corp. 5,792,263
133,758 Samsung Electronics Co., Ltd. 14,601,467
142,000 Shinhan Financial Group Co., Ltd. 8,130,709
26,600 SK hynix, Inc. 14,015,082
50,343,856
Spain - 2.0%
232,500 Bankinter SA 3,594,333
167,600 Endesa SA 6,989,436
10,583,769
Sweden - 2.2%
119,300 Duni AB, Class A 1,207,284
100,203 Loomis AB 4,532,430
240,300 SKF AB, Class B 5,691,059
11,430,773
Switzerland - 2.8%
4,450 Barry Callebaut AG 7,707,916
20,544 Chubb, Ltd. 6,695,906
14,403,822

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2026
2
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2026.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Taiwan - 0.7%
1,111,800 Chailease Holding Co., Ltd. $ 3,808,011
United Kingdom - 4.6%
308,158 Inchcape PLC 3,059,085
1,411,400 International Consolidated Airlines
Group SA 6,534,718
11,113 Linde PLC 5,509,381
40,528 Next PLC 6,799,235
173,300 Nomad Foods, Ltd. 1,665,413
23,567,832
United States - 32.4%
26,251 AbbVie, Inc. 5,709,330
53,700 Allison Transmission Holdings, Inc. 6,286,122
49,500 Arrow Electronics, Inc.
(a)
7,098,795
26,064 Capital One Financial Corp. 4,754,855
41,800 Cullen/Frost Bankers, Inc. 5,729,944
92,200 CVS Health Corp. 6,621,804
82,300 Eastman Chemical Co. 6,281,136
15,500 Elevance Health, Inc. 4,537,625
114,600 Gaming and Leisure Properties, Inc.
REIT 5,084,802
21,067 General Dynamics Corp. 7,230,616
63,000 Gilead Sciences, Inc. 8,780,310
42,200 Ingredion, Inc. 4,754,252
94,563 International Bancshares Corp. 6,363,144
23,549 JPMorgan Chase & Co. 6,927,174
111,700 Lantheus Holdings, Inc.
(a)
8,472,445
148,100 LKQ Corp. 4,349,697
25,800 M&T Bank Corp. 5,333,376
36,282 Marathon Petroleum Corp. 8,859,339
28,800 MKS, Inc. 6,618,528
72,880 NextEra Energy, Inc. 6,769,094
228,700 SLM Corp. 4,896,467
104,000 Tyson Foods, Inc., Class A 6,663,280
23,600 United Therapeutics Corp.
(a)
13,994,328
106,738 Webster Financial Corp. 7,409,752
92,400 Williams Cos., Inc. 6,724,872
166,251,087
Total Common Stock (Cost $297,619,211) 491,905,878
Money Market Fund - 3.9%
19,790,184 Northern Institutional
Treasury Portfolio
Premier Shares, 3.52%
(c)
(Cost $19,790,184) 19,790,184
Investments, at value - 99.7% (Cost $317,409,395) $ 511,696,062
Other Assets & Liabilities, Net - 0.3% 1,773,071
Net Assets - 100.0% $ 513,469,133
PJSC Public Joint Stock Company
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $387 or 0.0% of net assets.
(c) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31, 2026.

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2026
3
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Belgium $ 2,468,549 $ – $ – $ 2,468,549
Canada 3,062,276 – – 3,062,276
Chile 6,776,259 – – 6,776,259
China 10,072,747 – – 10,072,747
France 31,805,937 – – 31,805,937
Germany 29,219,197 – – 29,219,197
Hong Kong 6,241,580 – – 6,241,580
Ireland 21,061,639 – – 21,061,639
Italy 10,280,683 – – 10,280,683
Japan 49,652,066 – – 49,652,066
Netherlands 7,646,664 – – 7,646,664
Norway 19,426,949 – – 19,426,949
Puerto Rico 8,224,621 – – 8,224,621
Russia – – 387 387
Singapore 5,577,174 – – 5,577,174
South Korea 50,343,856 – – 50,343,856
Spain 10,583,769 – – 10,583,769
Sweden 11,430,773 – – 11,430,773
Switzerland 14,403,822 – – 14,403,822
Taiwan 3,808,011 – – 3,808,011
United Kingdom 23,567,832 – – 23,567,832
United States 166,251,087 – – 166,251,087
Money Market Fund 19,790,184 – – 19,790,184
Investments at Value $ 511,695,675 $ – $ 387 $ 511,696,062
Common Stock
Balance as of 12/31/25 $ 398
Change in Unrealized Appreciation/(Depreciation) (11)
Balance as of 3/31/26
$ 387
Net change in unrealized depreciation from
investments held as of 3/31/26 $ (11)